Inventories	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of December 31, 2012 and December 31, 2011, inventories consisted of the following:

	2012	2011
Finished goods	$627,338	$610,569
Raw materials and purchased components	171,373	163,030
Health care supplies	154,840	133,769
Work in process	83,258	60,128
Inventories	$1,036,809	$967,496

Under the terms of certain unconditional purchase agreements, including the Venofer® license, distribution, manufacturing and supply agreement (the “Venofer® Agreement”) with Luitpold Pharmaceuticals, Inc. and American Regent, Inc., the Company is obligated to purchase approximately $465,348 of materials, of which $316,954 is committed at December 31, 2012 for 2013. The terms of these agreements run 1 to 9 years. In the fourth quarter of 2012, the Company amended the Venofer® Agreement which resulted in a decrease of the 2013 purchase commitment of $91,764 and in 2014 and thereafter, the Company is required to determine their minimum purchase requirements for the subsequent year on a yearly basis. The Company incurred an Other operating expense of $100,000 related to this contract amendment.

Healthcare supplies inventories as of December 31, 2012 and 2011 include $29,704 and $47,654, respectively, of Erythropoietin ("EPO"). On January 1, 2012, the Company entered into a three-year sourcing and supply agreement with its EPO supplier.